Condensed Consolidating and Combining Financial Statements (Schedule of Condensed Consolidating Balance Sheets) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013	Mar. 29, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Current Assets:
Cash and cash equivalents	$ 334.9	$ 275.5	$ 0	$ 0	$ 0	$ 0
Accounts receivable, net	334.2	400.8		315.4
Inventories	444.7	403.1		435.3
Deferred income taxes	371.7	171.1		119.9
Prepaid expenses and other current assets	147.6	134.4		31.0
Intercompany receivable	0	0
Total current assets	1,633.1	1,384.9		901.6
Property, plant and equipment, net	997.5	997.4		945.2
Goodwill	853.9	532.0		507.5
Intangible assets, net	1,715.0	422.1		365.6
Investment in subsidiaries	0	0
Intercompany loan receivable	0	0
Other assets	255.8	220.2		179.0
Total Assets	5,455.3	3,556.6		2,898.9
Current Liabilities:
Current maturities of long-term debt	11.2	1.5		1.3
Accounts payable	119.9	120.9		112.5
Accrued payroll and payroll-related costs	58.0	66.5		60.3
Accrued branded rebates	33.6	34.6		24.3
Accrued and other current liabilities	403.1	376.7		221.7
Intercompany payable	0	0
Total current liabilities	625.8	600.2		420.1
Long-term debt	2,204.7	918.3		8.9
Pension and postretirement benefits	104.0	108.0		189.6
Environmental liabilities	63.7	39.5		136.5
Deferred income taxes	794.8	310.1		73.7
Other income tax liabilities	148.1	153.1		19.4
Intercompany loans payable	0	0
Other liabilities	175.8	171.8		158.8
Total liabilities	4,116.9	2,301.0		1,007.0
Shareholders' equity	1,338.4	1,255.6		1,891.9	1,788.7	1,835.9
Total Liabilities and Shareholders' Equity	5,455.3	3,556.6		2,898.9
Mallinckrodt plc
Current Assets:
Cash and cash equivalents	0.2	1.2	0	0
Accounts receivable, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other current assets	0.5	1.0
Intercompany receivable	5.9	2.7
Total current assets	6.6	4.9
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	1,319.4	1,266.1
Intercompany loan receivable	21.5	0
Other assets	0	0
Total Assets	1,347.5	1,271.0
Current Liabilities:
Current maturities of long-term debt	0	0
Accounts payable	1.6	0.1
Accrued payroll and payroll-related costs	0.1	0.1
Accrued branded rebates	0	0
Accrued and other current liabilities	1.1	0.6
Intercompany payable	6.3	12.2
Total current liabilities	9.1	13.0
Long-term debt	0	0
Pension and postretirement benefits	0	0
Environmental liabilities	0	0
Deferred income taxes	0	0
Other income tax liabilities	0	0
Intercompany loans payable	0	2.4
Other liabilities	0	0
Total liabilities	9.1	15.4
Shareholders' equity	1,338.4	1,255.6
Total Liabilities and Shareholders' Equity	1,347.5	1,271.0
Mallinckrodt International Finance S.A.
Current Assets:
Cash and cash equivalents	86.7	56.5	0	0
Accounts receivable, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other current assets	0.2	0
Intercompany receivable	0	0
Total current assets	86.9	56.5
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	3,896.9	2,520.4
Intercompany loan receivable	0	2.4
Other assets	42.0	11.2
Total Assets	4,025.8	2,590.5
Current Liabilities:
Current maturities of long-term debt	9.8	0
Accounts payable	0	0
Accrued payroll and payroll-related costs	0	0
Accrued branded rebates	0	0
Accrued and other current liabilities	21.0	18.3
Intercompany payable	2.1	0
Total current liabilities	32.9	18.3
Long-term debt	2,185.2	898.1
Pension and postretirement benefits	0	0
Environmental liabilities	0	0
Deferred income taxes	0	0
Other income tax liabilities	0	0
Intercompany loans payable	489.9	409.6
Other liabilities	0	0
Total liabilities	2,708.0	1,326.0
Shareholders' equity	1,317.8	1,264.5
Total Liabilities and Shareholders' Equity	4,025.8	2,590.5
Other Subsidiaries
Current Assets:
Cash and cash equivalents	248.0	217.8	0	0
Accounts receivable, net	334.2	400.8
Inventories	444.7	403.1
Deferred income taxes	371.7	171.1
Prepaid expenses and other current assets	146.9	133.4
Intercompany receivable	8.3	12.2
Total current assets	1,553.8	1,338.4
Property, plant and equipment, net	997.5	997.4
Goodwill	853.9	532.0
Intangible assets, net	1,715.0	422.1
Investment in subsidiaries	0	0
Intercompany loan receivable	468.4	409.6
Other assets	213.8	209.0
Total Assets	5,802.4	3,908.5
Current Liabilities:
Current maturities of long-term debt	1.4	1.5
Accounts payable	118.3	120.8
Accrued payroll and payroll-related costs	57.9	66.4
Accrued branded rebates	33.6	34.6
Accrued and other current liabilities	381.0	357.8
Intercompany payable	5.8	2.7
Total current liabilities	598.0	583.8
Long-term debt	19.5	20.2
Pension and postretirement benefits	104.0	108.0
Environmental liabilities	63.7	39.5
Deferred income taxes	794.8	310.1
Other income tax liabilities	148.1	153.1
Intercompany loans payable	0	0
Other liabilities	175.8	171.8
Total liabilities	1,903.9	1,386.5
Shareholders' equity	3,898.5	2,522.0
Total Liabilities and Shareholders' Equity	5,802.4	3,908.5
Eliminations
Current Assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other current assets	0	0
Intercompany receivable	(14.2)	(14.9)
Total current assets	(14.2)	(14.9)
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	(5,216.3)	(3,786.5)
Intercompany loan receivable	(489.9)	(412.0)
Other assets	0	0
Total Assets	(5,720.4)	(4,213.4)
Current Liabilities:
Current maturities of long-term debt	0	0
Accounts payable	0	0
Accrued payroll and payroll-related costs	0	0
Accrued branded rebates	0	0
Accrued and other current liabilities	0	0
Intercompany payable	(14.2)	(14.9)
Total current liabilities	(14.2)	(14.9)
Long-term debt	0	0
Pension and postretirement benefits	0	0
Environmental liabilities	0	0
Deferred income taxes	0	0
Other income tax liabilities	0	0
Intercompany loans payable	(489.9)	(412.0)
Other liabilities	0	0
Total liabilities	(504.1)	(426.9)
Shareholders' equity	(5,216.3)	(3,786.5)
Total Liabilities and Shareholders' Equity	$ (5,720.4)	$ (4,213.4)